Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBPESPB - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 13,007,136	$ 11,676,888
EBP, Employer Contribution, Receivable	0	4,859
EBP, Participant Contribution, Receivable	0	6,619
EBP, Note Receivable from Participant	89,211	44,328
EBP, Receivable	89,211	55,806
EBP, Net Asset Available for Benefit	13,096,347	11,732,694
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	13,007,136	11,676,888
EBP, Employer Contribution, Receivable	0	4,859
EBP, Participant Contribution, Receivable	0	6,619
EBP, Note Receivable from Participant	89,211	44,328
EBP, Receivable	89,211	55,806
EBP, Net Asset Available for Benefit	$ 13,096,347	$ 11,732,694